UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-09841
                                                     ---------

                             UBS Willow Fund L.L.C.
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
         ---------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------
                      Date of fiscal year end: December 31
                                               -----------

             Date of reporting period: July 1, 2006 - June 30, 2007
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007



Bond Street Capital
Proxy Voting


REGISTRANT NAME: __UBS WILLOW FUND LLC
                                       --------------------------
INVESTMENT COMPANY ACT FILE NUMBER:
                                    -----------------------------
REPORTING PERIOD: 07/01/2006 - 06/30/2007
                  -----------------------
REGISTRANT ADDRESS:
                    --------------------------
NAME OF SERIES (AS APPLICABLE):
                               --------------------------

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ISSUER OF            EXCHANGE                               SHAREHOLDER
PORTFOLIO            TICKER            CUSIP #              MEETING DATE                  SUMMARY OF MATTER VOTED ON
SECURITY             SYMBOL
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
Zilog                zilg              989524301            7/26/2006           1.  for  all  nominees  2.   ratification  of  the
                                                                                selection   of   armanino   Mckenna   llp  as  our
                                                                                independent  auditor  for the  fiscal  year  ended
                                                                                March 31, 2007
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Marconi (M (2003)                      US566306AC07,        9/25/2006           To vote in respect of the amending  scheme (either
PLC)                                   US566306AD89                             with or  without  modification,  as I/we or my/our
                                                                                proxy may approve), as indicated below.
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Northern Offshore    NOF on Oslo                            10/16/2006          1. to appoint  Richard  Borghese,  or failing  him
                     Stock Exchange                                             David  Cooke,  as chairman of the  meeting.  2. To
                                                                                approve the minutes of the last meeting of Members
                                                                                (15 May 06) 3.  Receipt and  adoption of Financial
                                                                                Statements. 4. To elect as Directors: Lee Chaikin,
                                                                                Tor     Olav      Troim     5.     To      appoint
                                                                                PriceWaterhouseCoopers, Singapore, as Auditors and
                                                                                to authorise the Board to set their  remuneration.
                                                                                6. To approve an amendment  to Bye-Law  38.3(a) as
                                                                                set out in the Schedule  appended to the notice of
                                                                                this meeting.
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Orius                Bank Loan         Tern A               11/10/2006          Ballot for accepting or rejecting joint chapter 11
                                                                                plan of liquidation
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Orius                Bank Loan         Term B               11/10/2006          Ballot for accepting or rejecting joint chapter 11
                                                                                plan of liquidation
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Musicland            Trade claim                            11/16/2006          Ballot for  accepting  or  rejecting  the debtor's
                                                                                second   amended  joint  plan  of  liquidation  of
                                                                                Musicland Holding Corp and its affiliated debtors
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Musicland            Trade claim                            11/16/2006          Ballot for  accepting  or  rejecting  the debtor's
                                                                                second   amended  joint  plan  of  liquidation  of
                                                                                Musicland Holding Corp and its affiliated debtors
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Musicland            Trade claim                            11/16/2006          Ballot for  accepting  or  rejecting  the debtor's
                                                                                second   amended  joint  plan  of  liquidation  of
                                                                                Musicland Holding Corp and its affiliated debtors
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Wagon plc            wagn on London                         12/4/2006           To sanction the passing and  implemenation  of the
                     Exchange                                                   resolution,  contained  in  the  notice  dated  17
                                                                                November 2006 convening the Extraordinary  General
                                                                                Meeting  of  the  Company,  granting  the  Company
                                                                                authority  to enter into and  complete the related
                                                                                party transactions  detailed in the Circular dated
                                                                                17 November 2006 to which notice was attached.
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


                                                                FUND'S VOTE
                                                                 FOR OR
                             WHO               WHETHER           AGAINST
ISSUER OF                 PROPOSED              FUND            PROPOSAL, OR           WHETHER VOTE
PORTFOLIO                  MATTER:              CAST            ABSTAIN; FOR            WAS FOR OR
SECURITY                   ISSUER /            VOTE ON          OR WITHHOLD               AGAINST
                         SHAREHOLDER           MATTER            REGARDING              MANAGEMENT
                                                                ELECTION OF
                                                                 DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Zilog                      issuer               Yes                 for                   for
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Marconi (M (2003)          issuer               Yes                 for                   for
PLC)
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Northern Offshore          issuer               Yes                 for                   for
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Orius                      issuer               Yes                accept                 for
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Orius                      issuer               Yes                accept                 for
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Musicland                  issuer               Yes                accept                 for
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Musicland                  issuer               Yes                accept                 for
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Musicland                  issuer               Yes                accept                 for
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Wagon plc                  issuer               Yes                 for                   yes
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

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ISSUER OF            EXCHANGE                               SHAREHOLDER
PORTFOLIO            TICKER            CUSIP #              MEETING DATE                  SUMMARY OF MATTER VOTED ON
SECURITY             SYMBOL
------------------------------------------------------------------------------------------------------------------------------------
WCI Steel            Common is wcis;                        12/31/2006          The  Stockholders  of WCI Steel hereby approve the
                     the preferred is                                           adoption of that certain WCI Steel,  Inc.  amended
                     not registerd.                                             and  restated  2006  Long-Term   Incentive   Plan,
                                                                                substantially  in  the  form  attached  hereto  as
                                                                                Exhibit A, as previously  approved by the Board of
                                                                                Directors of the Company;  and such approval shall
                                                                                be effective to consent to this action pursuant to
                                                                                the   requirements   of   the   Delaware   General
                                                                                Corporation  Law as well as the Company's  amended
                                                                                and  Restated  Certifcate  of  Incorporation;  and
                                                                                hereby  approve the  reservation of 796,470 shares
                                                                                of  common  stock  for  stock  options  and  other
                                                                                equity-based  grants  that have and may be awarded
                                                                                under  the Plan by the Board of  Directors  of the
                                                                                Company or the Company's Compensation Committee.
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Integrated           iesc              45811E-301           2/8/2007            1. Vote for Directors:  Charles H. Beynon,  Robert
Electrical                                                                      W.  Butts,  Michael  J.  Caliel,  Michael J. Hall,
                                                                                Joseph V. Lash,  Donald L. Luke,  John E. Welsh 2.
                                                                                Appointment  of Ernst & Young LLP as  auditors  for
                                                                                the company.
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WCI Steel            Common is wcis;                        4/19/2007           That  the  individuals  listed  below  are  hereby
                     the preferred is                                           re-elected  by the holders of the Common Stock and
                     not registerd.                                             Class A  Preferred  Stock of WCI  Steel,  Inc.  to
                                                                                serve as the  directors  on the Board of Directors
                                                                                of the  Company  for a term  beginning  at  8:00am
                                                                                (Ohio  Local  Time) on Friday,  April 20, 2007 and
                                                                                continuing for a period of one year or until their
                                                                                successors  are  elected  and  qualified:  Timothy
                                                                                J.Bernlohr,  Eugene I. Davis,  William J. Hocevar,
                                                                                Lawrence I. McBrearty,  Jack W. Sights, Patrick G.
                                                                                Tatom, James L. Wareham.
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Knology              knol                                   5/2/2007            1.  Election  of  Directors  to serve for the term
                                                                                indicated  and  until  their  successors  are duly
                                                                                elected and qualified:  Alan A. Burgess,  Class 1,
                                                                                Donald W. Burton, Class II, William H. Scott, III,
                                                                                Class III 2.  Ratification  of  appointment of BDO
                                                                                Seldman, LLP as independent registered accountants
                                                                                for the year ending December 31, 2007. 3. In their
                                                                                discretion,  the  proxies are  authorized  to vote
                                                                                upon such  other  business  as may  properly  come
                                                                                before   the   meeting  or  any   adjustments   or
                                                                                postponements thereof.
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Core-Mark Holding    core                                   5/15/2007           1. Vote for election of the following nominees: 1.
Company                                                                         Robert A.  Allen 2.  Stuart W.  Booth,  3. Gary F.
                                                                                Colter, 4. L. William Krause, 5. Harvey L. Tepner,
                                                                                6. Randolph I. Thornton,  7. J. Michael Walsh.  2.
                                                                                To approve  the  adoption  of the  Core-Mark  2007
                                                                                Long-Term   Incentive   Plan.  3.  To  ratify  the
                                                                                selection of Deloitte & Touche LLP as  Core-Mark's
                                                                                independent  registered  public accounting firm to
                                                                                serve for the fiscal year ending Dec 31, 2007.
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USA Mobility         usmo                                   5/16/2007           1. Directors:  David Abrams,  James V. Continenza,
                                                                                Nicholas  A.  Gallopo,  Vincent  D.  Kelly,  Brian
                                                                                O'Reilly,  Matthew  Oristano,  Samme L.  Thompson,
                                                                                Royce Yudkoff
------------------------------------------------------------------------------------------------------------------------------------
Collins & Aikman     Bank Loan                              5/24/2007           Ballot for  Accepting  or  Rejecting  the debtor's
                                                                                Chapter 11 plan.
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

                                                                FUND'S VOTE
                                                                 FOR OR
                             WHO               WHETHER           AGAINST
ISSUER OF                 PROPOSED              FUND            PROPOSAL, OR           WHETHER VOTE
PORTFOLIO                  MATTER:              CAST            ABSTAIN; FOR            WAS FOR OR
SECURITY                   ISSUER /            VOTE ON          OR WITHHOLD               AGAINST
                         SHAREHOLDER           MATTER            REGARDING              MANAGEMENT
                                                                ELECTION OF
                                                                 DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
WCI Steel                  issuer               Yes                accept                 for
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Integrated Electrical      issuer               Yes                 for                   for
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WCI Steel                  issuer               Yes                 for                   for
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Knology                    issuer      Vote was not cast by         for                   for
                                       fund,   however  not
                                       voting  has the same
                                       effect  as a vote in
                                       favor on a proxy.
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Core-Mark Holding          issuer               Yes                 for                   for
Company
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USA Mobility               issuer               Yes                 for                   for
------------------------------------------------------------------------------------------------------------------------------------
Collins & Aikman           issuer               Yes                accept                 for
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

------------------------------------------------------------------------------------------------------------------------------------
ISSUER OF            EXCHANGE                               SHAREHOLDER
PORTFOLIO            TICKER            CUSIP #              MEETING DATE                  SUMMARY OF MATTER VOTED ON
SECURITY             SYMBOL
------------------------------------------------------------------------------------------------------------------------------------
Northern             NOF on Oslo                            6/22/2007           1.  To  appoint   Jim   LaChance  or  Richard
Offshore             Stock                                                      Borghese,  or failing them,  David Cooke,  as
                     Exchange                                                   Chairman  of the  meeting.  2. To approve the
                                                                                minutes of the last  Members  Meeting (16 Oct
                                                                                06).  3.  Receipt and  adoption of  Financial
                                                                                Statements  (31 December  06). 4. To elect as
                                                                                Directors:  Nectarios  Vouloumanos,  Tor Olav
                                                                                Troim,  Stephen  Knudtzon  (conditional  upon
                                                                                listing).         5.        To        appoint
                                                                                PriceWaterhouseCoopers,     Singapore,     as
                                                                                Auditors  and to  authorize  the Board to set
                                                                                their remuneration.  5. To adopt new bye-laws
                                                                                in  substitution  for and to the exclusion of
                                                                                the   existing   bye-laws   of  the   company
                                                                                (conditional upon listing).
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Wagon plc            wagn on                                7/24/2007           1. To receive the  financial  statements  and
                     London                                                     the reports of the Directors and Auditors. 2.
                     Exchange                                                   To approve  the  remuneration  report for the
                                                                                year  ended 31 March  2007.  3. To elect as a
                                                                                Director Mr. Jens Hohnel. 4. To re-elect as a
                                                                                Director Mr Pierre  Vareille 5. To re-appoint
                                                                                KPMG Audit Plc as auditors and  authorize the
                                                                                Directors to determine their remuneration. 6.
                                                                                To grant  to the  Directors  authority  under
                                                                                section 80 of the  Companies  Act 1985. 7. To
                                                                                disapply  section  89(1) of the Companies Act
                                                                                1985.  8. To grant the Company  authority  to
                                                                                purchase its own shares under  section 166 of
                                                                                the  Companies  Act  1985.  9. To  grant  the
                                                                                Directors authority to issue scrip dividends.
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

                                                                FUND'S VOTE
                                                                 FOR OR
                             WHO               WHETHER           AGAINST
ISSUER OF                 PROPOSED              FUND            PROPOSAL, OR           WHETHER VOTE
PORTFOLIO                  MATTER:              CAST            ABSTAIN; FOR            WAS FOR OR
SECURITY                   ISSUER /            VOTE ON          OR WITHHOLD               AGAINST
                         SHAREHOLDER           MATTER            REGARDING              MANAGEMENT
                                                                ELECTION OF
                                                                 DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Northern                   issuer               yes                 accept                for
Offshore
------------------------------------------------------------------------------------------------------------------------------------
Wagon plc                  issuer               Yes                 accept                for
------------------------------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      UBS Willow Fund L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*      /s/ Douglas A. Lindgren
                           -----------------------------------------------------
                               Douglas A. Lindgren, Principal Executive Officer
                               (Principal Executive Officer)

Date                           8/29/07
      --------------------------------------------------------------------------


  *Print the name and title of each signing officer under his or her signature.